Share capital, Share Purchase Warrants (Q2) (Details)					6 Months Ended	12 Months Ended
		Nov. 06, 2024 $ / shares shares	Oct. 08, 2024 $ / shares	Nov. 04, 2022 shares	Jan. 31, 2025 $ / shares $ / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2023 $ / shares shares	Jan. 31, 2025 $ / shares shares	Oct. 29, 2024 $ / shares shares	Aug. 01, 2024 shares	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares
Number of Warrants [Abstract]
Beginning balance (in shares) | shares					1,328,846
Issued on RTO (in shares) | shares				1,220,668
Ending balance (in shares) | shares		22,699,987				1,328,846
Exercise price of warrant (in dollars per share)		$ 1.52	$ 6.73						$ 1.31		$ 1.31	$ 1.31	$ 1.31
Weighted Average Exercise Price [Abstract]
Number of shares issued due to warrants exercise (in shares) | shares									600,000	1,220,668	25,489	63,722	91,760
Warrants exercised price per share (in dollars per share)		$ 1.52	$ 6.73						$ 1.31		$ 1.31	$ 1.31	$ 1.31
Remaining Life [Abstract]
Share purchase warrants, remaining life			2 years		4 years 8 months 26 days	8 months 12 days
Share Capital [Abstract]
Conversion rate		0.152934
Share Purchase Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares) | shares					1,328,846	1,509,817
Issued on RTO (in shares) | shares					22,699,987
Exercised (in shares) | shares					(91,760)	(180,971)
Expired (in shares) | shares					(1,038,016)
Ending balance (in shares) | shares					22,899,057	1,328,846	1,509,817
Exercise price of warrant (in dollars per share)					$ 6.73
Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning balance (in dollars per share)					$ 4.72	$ 4.25
Issued, weighted average exercise price (in dollars per share)					1.52
Exercised, weighted average exercise price (in dollars per share)					0.94	0.97
Expired, weighted average exercise price (in dollars per share)					5.64
Weighted average exercise price, ending balance (in dollars per share)					$ 1.52	$ 4.72	$ 4.25
Number of shares issued due to warrants exercise (in shares) | shares					11,224			11,224
Warrants exercised price per share (in dollars per share)					$ 6.73
Remaining Life [Abstract]
Share purchase warrants, remaining life					4 years 8 months 26 days	8 months 1 day	1 year 10 months 6 days
Share Capital [Abstract]
Conversion rate					0.9692
Share Purchase Warrants [Member] | Exercise Price CAD$13.08 [Member]
Number of Warrants [Abstract]
Ending balance (in shares) | shares					12,999
Exercise price of warrant (in dollars per share)					$ 13.08
Expiry date of warrant					Jun. 30, 2025
Weighted Average Exercise Price [Abstract]
Warrants exercised price per share (in dollars per share)					$ 13.08
Share Purchase Warrants [Member] | Exercise Price CAD$1.31 [Member]
Number of Warrants [Abstract]
Ending balance (in shares) | shares					186,071
Exercise price of warrant (in dollars per share)					$ 1.31
Expiry date of warrant					Sep. 29, 2026
Weighted Average Exercise Price [Abstract]
Warrants exercised price per share (in dollars per share)					$ 1.31
Share Purchase Warrants [Member] | Exercise Price $1.52 [Member]
Number of Warrants [Abstract]
Ending balance (in shares) | shares	[1]				22,699,987
Exercise price of warrant (in dollars per share)								$ 1.52
Expiry date of warrant					Nov. 06, 2029
Weighted Average Exercise Price [Abstract]
Warrants exercised price per share (in dollars per share)								$ 1.52

[1]	Each warrant exercisable for 0.9692 common stock